MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
MARKETABLE SECURITIES
Shares of Ecologic Transportation held in marketable securities portfolio	0	150,000
Marketable securities	$ 0	$ 30,000
Realized gain (loss) on marketable securities	$ (19,500)	$ 12,000